SHARE-BASED PAYMENTS - Outstanding Options (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Payments
Options outstanding at January 1	113,760	127,265	141,736
Options issued during the period			22
Options exercised during the period		(5,247)	(5,730)
Options forfeited during the period	(14,043)	(8,258)	(8,763)
Options outstanding at the end of the year	99,717	113,760	127,265